Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 185,824	$ 309,996
Total assets	193,565	321,338
Total current liabilities	106,280	108,812
Total Liabilities	110,402	111,016
Net income/(loss)	5,538	40,270	33,411
Net cash provided by operating activities	20,897	37,685	32,573
Net cash used in investing activities	55,025	18,011	19,626
Net cash provided by financing activities	(147,214)	(15,048)	(39,033)
VIE and VIE's subsidiaries
Variable Interest Entity [Line Items]
Total current assets	57,932	52,490
Total non-current assets	3,227	1,923
Total assets	61,159	54,413
Total current liabilities	11,327	11,334
Total non-current liabilities	1,732	401
Total Liabilities	13,059	11,735
Net revenues	78,940	92,298	79,591
Net income/(loss)	(837)	3,512	137
Net cash provided by operating activities	4,464	1,880	172
Net cash used in investing activities	(1,645)	(2,026)	1,228
Net cash provided by financing activities